Inventories, Net	12 Months Ended
Dec. 31, 2023
Inventories, Net [Abstract]
Inventories, net

15. Inventories, net

	December 31, 2023	December 31, 2022
	RMB’000	RMB’000
Finished goods	778	8,618
Disposal	(778)	—
Less: provision	—	(7,840)

Inventories, net	—	778

During 2022, RMB7,840 was recognised as an expense for inventories carried at net realisable value. This is recognised in other losses in the statement of profit or loss. During 2023, RMB778 has been disposed.